Prepaid expenses (Details Textuals) (USD $)	6 Months Ended
Jun. 30, 2012
Windstar Turbine Supply Agreement
Schedule Of Prepaid Expenses [Line Items]
Number of years for operations and maintenance services paid in advance	2 years
Windstar Point To Point Transmission Service Agreement
Schedule Of Prepaid Expenses [Line Items]
Initial payment of prepaid expenses	2,000,000
Second payment of prepaid expenses on the tenth anniversary	2,500,000